Pay vs Performance Disclosure	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for o ur princ
ipal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for our three most recent fiscal years. The PCC Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. See “Compensation Discussion and Analysis” beginning on page 23 for information about the decisions made by the PCC Committee with respect to our NEO compensation for each such year.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($) (e)	Total Shareholder Return (4) ($) (f)	Peer Group Total Shareholder Return (5) ($) (g)	Net Income (6) (in millions) (h)	Adjusted EBITDA (7) (in millions) (i)

2022	9,476,866	14,480,789	2,416,154	3,052,569	115.44	133.24	492	1,002

2021	10,326,083	14,358,676	2,716,821	2,890,902	110.50	122.95	117	896

2020	9,648,514	6,391,419	2,022,705	1,547,542	87.45	106.15	348	869

(1)
Dollar amounts shown are the amounts reported for the PEO under the “Total” column of the Summary Compensation Table (“SCT”) for the years presented (the “Covered Years”). James Zallie was our PEO for each Covered Year.

(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO			Non-PEO NEOs
Compensation “Actually Paid”	2022	2021	2020	2022	2021	2020
	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—	-329,290	-540,730	-7,414	-11,548	-12,350

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-4,756,723	-5,402,825	-4,834,371	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,562,393	-1,622,964	-1,475,313	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	147,024	159,382	120,986	16,689	34,313	25,905

Increase for “Other Cost” for Pension Plans	—	169,908	419,744	—	11,713	11,747

Fair value of equity compensation granted in current year	9,980,318	10,371,863	4,836,982	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,207,751	1,558,116	-1,614,038	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	-12,054	-871,597	-170,261	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	-94	—	-233,665	-24

Total Adjustments	5,003,923	4,032,593	-3,257,095	644,759	208,559	-449,861

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made to the inputs in the Black-Scholes option pricing model to determine the fair value as of each measurement date. Performance stock unit grant date fair values are calculated using a Monte-Carlo simulation model for the
TSR-based
potion of the award (where applicable) and ROIC for the ROIC-based portion of the award. Adjustments have been made to the inputs into the Monte-Carlo simulation and ROIC calculation as of the measurement date. Restricted stock unit grant date fair values are calculated using the Closing Price of the Company’s common stock as of the grant date. Adjustments have been made using the Closing Price of the Company’s common stock as of the measurement date.

(3)
Dollar amounts shown represent the average of the total compensation amounts reported in the SCT for the
Non-PEO
NEOs for the Covered Years. The following executive officers served as the
Non-PEO
NEOs for the following years: (i) for 2022, James Gray, Jorgen Kokke, Nancy Wolfe, and Jeremy Xu; (ii) for 2021, James Gray, Jorgen Kokke, Janet Bawcom, Eric Seip, and Jeremy Xu; and (iii) for 2020, James Gray, Elizabeth Adefioye, Janet Bawcom, and Jorgen Kokke.

(4)
The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the Covered
Year-end
values of such investment as of the end of 2022, 2021 and 2020.

(5)
The cumulative Peer Group TSR utilizes the S&P 1500 Food, Beverage and Tobacco Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our annual report for the year ended December 31, 2022. For each Covered Year, our Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.

(6)	Amounts reported represent Net Income attributable to Ingredion as presented in the Company’s audited financial statements for the applicable Covered Year.

(7)
We determined Adjusted EBITDA to be the most important performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2022. Adjusted EBITDA was the highest-weighted financial metric used to determine NEO performance under our Annual Incentive Plan for 2022, as discussed in “Elements of Compensation – Financial Metrics” in the Compensation Discussion and Analysis section of this proxy statement. This performance measure may not have been the most important performance measure for 2021 or 2020, and we may determine that a different performance measure will be the most important performance measure for future years. We define Adjusted EBITDA, which is a non-GAAP
financial measure, as income before income taxes, as further adjusted for the following items: depreciation and amortization; financing costs; other non-operating
(income); restructuring/impairment charges; acquisition/integration costs; and other matters primarily consisting of charges related to a U.S.-based work stoppage.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Dollar amounts shown represent the average of the total compensation amounts reported in the SCT for the
Non-PEO
NEOs for the Covered Years. The following executive officers served as the
Non-PEO
	NEOs for the following years: (i) for 2022, James Gray, Jorgen Kokke, Nancy Wolfe, and Jeremy Xu; (ii) for 2021, James Gray, Jorgen Kokke, Janet Bawcom, Eric Seip, and Jeremy Xu; and (iii) for 2020, James Gray, Elizabeth Adefioye, Janet Bawcom, and Jorgen Kokke.
Peer Group Issuers, Footnote [Text Block]	The cumulative Peer Group TSR utilizes the S&P 1500 Food, Beverage and Tobacco Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our annual report for the year ended December 31, 2022. For each Covered Year, our Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.
PEO Total Compensation Amount	$ 9,476,866	$ 10,326,083	$ 9,648,514
PEO Actually Paid Compensation Amount	$ 14,480,789	14,358,676	6,391,419
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO			Non-PEO NEOs
Compensation “Actually Paid”	2022	2021	2020	2022	2021	2020
	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—	-329,290	-540,730	-7,414	-11,548	-12,350

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-4,756,723	-5,402,825	-4,834,371	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,562,393	-1,622,964	-1,475,313	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	147,024	159,382	120,986	16,689	34,313	25,905

Increase for “Other Cost” for Pension Plans	—	169,908	419,744	—	11,713	11,747

Fair value of equity compensation granted in current year	9,980,318	10,371,863	4,836,982	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,207,751	1,558,116	-1,614,038	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	-12,054	-871,597	-170,261	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	-94	—	-233,665	-24

Total Adjustments	5,003,923	4,032,593	-3,257,095	644,759	208,559	-449,861

Non-PEO NEO Average Total Compensation Amount	$ 2,416,154	2,716,821	2,022,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,052,569	2,890,902	1,547,542
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO			Non-PEO NEOs
Compensation “Actually Paid”	2022	2021	2020	2022	2021	2020
	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	—	-329,290	-540,730	-7,414	-11,548	-12,350

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-4,756,723	-5,402,825	-4,834,371	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,562,393	-1,622,964	-1,475,313	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	147,024	159,382	120,986	16,689	34,313	25,905

Increase for “Other Cost” for Pension Plans	—	169,908	419,744	—	11,713	11,747

Fair value of equity compensation granted in current year	9,980,318	10,371,863	4,836,982	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,207,751	1,558,116	-1,614,038	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	-12,054	-871,597	-170,261	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	-94	—	-233,665	-24

Total Adjustments	5,003,923	4,032,593	-3,257,095	644,759	208,559	-449,861

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid, Company Total Shareholder Return and Peer Group Total Shareholder Return.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our TSR and our Peer Group TSR. In 2020, Compensation Actually Paid was lower than Summary Compensation Table pay for both our PEO and
Non-PEO
NEOs, which aligned with the decrease in our TSR. Our TSR increased 15% from 2019 to 2022, while our Peer Group experienced a 33% increase in TSR over the same time period. We have outperformed our Peer Group during the last two Covered Years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Company Net Income.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to Company net income. Our 2021 net income was negatively impacted by an impairment of $340 million related to net assets contributed to a joint venture in South America. Over the three-year period, however, we experienced a 19% increase in net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Company Adjusted EBITDA.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our Adjusted EBITDA. During the three-year period, we increased Adjusted EBITDA by approximately 10%.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid, Company Total Shareholder Return and Peer Group Total Shareholder Return.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our TSR and our Peer Group TSR. In 2020, Compensation Actually Paid was lower than Summary Compensation Table pay for both our PEO and
Non-PEO
NEOs, which aligned with the decrease in our TSR. Our TSR increased 15% from 2019 to 2022, while our Peer Group experienced a 33% increase in TSR over the same time period. We have outperformed our Peer Group during the last two Covered Years.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
We set forth below the four performance measures that represented the most important measures used to link Compensation Actually Paid to our PEO and
Non-PEO
NEOs (as calculated in accordance with Item 402(v) of Regulation
S-K)
to Company performan
ce fo
r 2022. The measures in this table are not ranked.

Adjusted EBITDA

Adjusted ROIC

Relative Total Shareholder Return versus Peer Group

Net Sales Growth

Total Shareholder Return Amount	$ 115.44	110.5	87.45
Peer Group Total Shareholder Return Amount	133.24	122.95	106.15
Net Income (Loss)	$ 492,000,000	$ 117,000,000	$ 348,000,000
Company Selected Measure Amount	1,002,000,000	896,000,000	869,000,000
PEO Name	James Zallie
Increased In TSR				15.00%
Increased In Peer Group				33.00%
Impairment Impact Of Net Income		$ (340,000,000)
Increase In Net Income				19.00%
Increase In Company Selected Measure				10.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We define Adjusted EBITDA, which is a
non-GAAP
financial measure, as income before income taxes, as further adjusted for the following items: depreciation and amortization; financing costs; other non-operating
(income); restructuring/impairment charges; acquisition/integration costs; and other matters primarily consisting of charges related to a U.S.-based work stoppage.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return versus Peer Group
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales Growth
PEO [Member] | Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(329,290)	$ (540,730)
PEO [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,756,723)	(5,402,825)	(4,834,371)
PEO [Member] | Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,562,393)	(1,622,964)	(1,475,313)
PEO [Member] | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	147,024	159,382	120,986
PEO [Member] | Other Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	169,908	419,744
PEO [Member] | Fair value of equity compensation granted in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,980,318	10,371,863	4,836,982
PEO [Member] | Fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,207,751	1,558,116	(1,614,038)
PEO [Member] | Fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,054)	(871,597)	(170,261)
PEO [Member] | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(94)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,003,923	4,032,593	(3,257,095)
Non-PEO NEO [Member] | Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,414)	(11,548)	(12,350)
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(762,884)	(1,090,714)	(731,309)
Non-PEO NEO [Member] | Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(229,671)	(229,691)	(223,170)
Non-PEO NEO [Member] | Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,689	34,313	25,905
Non-PEO NEO [Member] | Other Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,713	11,747
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,533,228	1,632,198	731,700
Non-PEO NEO [Member] | Fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	127,162	142,575	(226,028)
Non-PEO NEO [Member] | Fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,353)	(46,623)	(26,332)
Non-PEO NEO [Member] | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(233,665)	(24)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 644,759	$ 208,559	$ (449,861)